Water And Wastewater Rates	12 Months Ended
Dec. 31, 2012
Water And Wastewater Rates [Abstract]
Water And Wastewater Rates

Note 16 – Water and Wastewater Rates

On June 7, 2012, the Pennsylvania Public Utility Commission granted Aqua Pennsylvania a water rate increase designed to increase total operating revenues by $16,700, on an annualized basis.  The rates in effect at the time of the filing included $27,449 in Distribution System Improvement Charges (“DSIC”) or 7.5% above prior base rates.  Consequently, the total base rates increased by $44,149 since the last base rate increase and the DSIC was reset to zero.  In addition, the rate case settlement provides for flow-through accounting treatment of certain income tax benefits if the Company changes its tax accounting method to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for tax purposes (the “repair change”).  In December 2012, Aqua Pennsylvania implemented the repair change which resulted in the net recognition of 2012 income tax benefits of $33,565 which reduced income tax expense as it was flowed-through to net income in the fourth quarter of 2012.  In addition, the income tax benefits of $111,397 for qualifying capital expenditures made prior to 2012 have been deferred as of December 31, 2012 and, based on the settlement agreement, a ten year amortization of the income tax benefits is expected to reduce income tax expense beginning in 2013.  As a result of the repair change, the fourth quarter 2012 DSIC of 2.82% for Aqua Pennsylvania’s water  customers was reset to zero beginning January 1, 2013, and Aqua Pennsylvania will not file a water base rate case in 2013.

In February 2012, two of the Company’s operating subsidiaries in Texas began to bill interim rates in accordance with authorization from the Texas Commission on Environmental Quality (“TCEQ”).  The additional revenue billed and collected prior to the TCEQ’s final ruling is subject to refund based on the outcome of the rate case.  As of December 31, 2012, the Company had billed revenue of $4,758, which is subject to refund based on the outcome of the TCEQ’s final ruling.  Based on the Company’s review of the present circumstances, a reserve of $1,665 has been established for the billings to date.

On June 17, 2010, the PAPUC granted Aqua Pennsylvania a water rate increase designed to increase total operating revenues by $23,600, on an annualized basis.  The rates in effect at the time of the filing included $24,256 in DSIC or 7.5% above prior base rates.  Consequently, the total base rates increased by $47,856 since the last base rate increase and the DSIC was reset to zero.

In October 2010, the Company’s operating subsidiary in Texas began to bill interim rates for one of its divisions in accordance with authorization from the Texas Commission on Environmental Quality.  The additional revenue billed and collected prior to the TCEQ’s final ruling is subject to refund based on the outcome of the rate case.  The rate case concluded with the issuance of an order on May 20, 2012, and no refunds of revenue previously billed and collected were required.

The Company’s operating subsidiaries, excluding the Pennsylvania water and Texas awards discussed above, were allowed annual rate increases of $11,774 in 2012, $6,311 in 2011, and $13,834 in 2010, represented by eight,  twelve, and twelve rate decisions, respectively.  Revenues from these increases realized in the year of grant were approximately $7,605, $3,312, and $4,515 in 2012, 2011, and 2010, respectively.

Five states in which the Company operates permit water utilities, and in three states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings.  Currently, Pennsylvania, Illinois, Ohio, and Indiana allow for the use of infrastructure rehabilitation surcharges, and in June 2012, regulators have approved a rulemaking to implement an infrastructure rehabilitation surcharge for regulated water utilities in New Jersey; as a result, the Company’s operating subsidiary in New Jersey is in the process of implementing an infrastructure rehabilitation surcharge for 2013.  These surcharge mechanisms typically adjust periodically based on additional qualified capital expenditures completed or anticipated in a future period.  The infrastructure rehabilitation surcharge is capped as a percentage of base rates, generally at 5% to 12.75% of base rates, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility’s earnings exceed a regulatory benchmark.  Infrastructure rehabilitation surcharges provided revenues in 2012, 2011, and 2010 of $15,911, $15,938, and $14,044, respectively.